FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments

March 31, 2023

(Unaudited)

	Shares or Principal Amount	Fair Value
COMMON STOCKS
ENERGY — 0.1%
PHI Group, Inc., Restricted(a)(b)(c)(d)	75,292	$941,150
		$941,150
RETAILING — 0.1%
Copper Earn Out Trust(b)(c)(d)	7,803	$33,163
Copper Property CTL Pass Through Trust(d)	58,520	649,572
		$682,735
TOTAL COMMON STOCKS — 0.2% (Cost $1,555,635)		$1,623,885

WARRANTS — 0.0%
MIDSTREAM - OIL & GAS — 0.0%
Windstream Holdings, Inc. 09/21/2055(a)(b)(c)(d) (Cost $372,781)	11,258	$56,290
		$56,290
BONDS & DEBENTURES

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.6%
AGENCY — 0.7%
Federal Home Loan Mortgage Corp. K072 A2 — 3.444% 12/25/2027(e)	$1,135,000	$1,096,928
Federal Home Loan Mortgage Corp. K077 A2 — 3.850% 5/25/2028(e)	377,000	370,062
Federal Home Loan Mortgage Corp. K081 A2 — 3.900% 8/25/2028(e)	974,000	958,013
Federal Home Loan Mortgage Corp. K082 A2 — 3.920% 9/25/2028(e)	625,000	615,007
Federal Home Loan Mortgage Corp. K079 A2 — 3.926% 6/25/2028(e)	1,007,000	991,795
Federal Home Loan Mortgage Corp. K080 A2 — 3.926% 7/25/2028(e)	192,000	189,097
Federal Home Loan Mortgage Corp. K083 A2 — 4.050% 9/25/2028(e)	296,000	293,085
Federal Home Loan Mortgage Corp. K085 A2 — 4.060% 10/25/2028(e)	1,291,000	1,273,359
		$5,787,346
AGENCY STRIPPED — 0.1%
Government National Mortgage Association 2015-19 IO — 0.295% 1/16/2057(e)	$1,337,512	$21,809
Government National Mortgage Association 2015-7 IO — 0.454% 1/16/2057(e)	1,252,911	26,307
Government National Mortgage Association 2020-75 IO — 0.869% 2/16/2062(e)	5,237,718	343,298
Government National Mortgage Association 2020-42 IO — 0.937% 3/16/2062(e)	3,470,969	230,809
Government National Mortgage Association 2020-71 IO — 1.087% 1/16/2062(e)	2,867,995	207,704
Government National Mortgage Association 2020-43 IO — 1.260% 11/16/2061(e)	2,166,644	169,882
		$999,809
NON-AGENCY — 6.8%
A10 Bridge Asset Financing LLC 2021-D A1FX — 2.589% 10/1/2038(f)	$1,265,760	$1,216,393
ACRE Commercial Mortgage Ltd. 2021-FL4 A, 1M USD LIBOR + 0.830% — 5.591% 12/18/2037(e)(f)	229,793	225,785
ACRES Commercial Realty Ltd. 2021-FL1 A, 1M USD LIBOR + 1.200% — 5.909% 6/15/2036(e)(f)	2,604,000	2,538,763
ACRES Commercial Realty Ltd. 2021-FL2 A, 1M USD LIBOR + 1.400% — 6.109% 1/15/2037(e)(f)	809,000	787,904
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL1 A, 1M USD LIBOR + 0.970% — 5.776% 12/15/2035(e)(f)	2,210,000	2,179,144

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 A, 1M USD LIBOR + 1.100% — 5.784% 5/15/2036(e)(f)	$2,370,000	$2,325,325
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL1 A, SOFR30A + 1.450% — 6.008% 1/15/2037(e)(f)	3,442,000	3,380,329
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A, 1M USD LIBOR + 1.350% — 6.034% 11/15/2036(e)(f)	3,148,000	3,066,824
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL2 A, 1M TSFR + 1.850% — 6.677% 5/15/2037(e)(f)	2,524,000	2,479,838
AREIT Trust 2019-CRE3 A, 1M TSFR + 1.384% — 6.044% 9/14/2036(e)(f)	13,930	13,566
BBCMS Trust 2015-SRCH A1 — 3.312% 8/10/2035(f)	855,887	799,494
BDS Ltd. 2021-FL8 A, 1M USD LIBOR + 0.920% — 5.681% 1/18/2036(e)(f)	770,409	746,973
BX Commercial Mortgage Trust 2021-VOLT E, 1M USD LIBOR + 2.000% — 6.684% 9/15/2036(e)(f)	1,410,000	1,314,768
BX Commercial Mortgage Trust 2021-VOLT F, 1M USD LIBOR + 2.400% — 7.084% 9/15/2036(e)(f)	2,319,000	2,133,369
BXMT Ltd. 2021-FL4 A, 1M USD LIBOR + 1.050% — 5.734% 5/15/2038(e)(f)	2,899,000	2,876,128
COMM Mortgage Trust 2014-CR20 A3 — 3.326% 11/10/2047	702,258	677,450
Greystone CRE Notes Ltd. 2021-FL3 A, 1M TSFR + 1.134% — 5.962% 7/15/2039(e)(f)	3,000,000	2,926,015
GS Mortgage Securities Trust 2015-GC30 AAB — 3.120% 5/10/2050	183,597	179,340
Hawaii Hotel Trust 2019-MAUI C, 1M USD LIBOR + 1.650% — 6.334% 5/15/2038(e)(f)	1,384,000	1,339,003
HERA Commercial Mortgage Ltd. 2021-FL1 A, 1M USD LIBOR + 1.050% — 5.811% 2/18/2038(e)(f)	2,442,284	2,357,276
Independence Plaza Trust 2018-INDP A — 3.763% 7/10/2035(f)	819,000	771,850
JPMBB Commercial Mortgage Securities Trust 2015-C30 ASB — 3.559% 7/15/2048	387,291	377,739
JPMBB Commercial Mortgage Securities Trust 2015-C31 A3 — 3.801% 8/15/2048	540,845	515,341
KREF Ltd. 2021-FL2 A, 1M USD LIBOR + 1.070% — 5.779% 2/15/2039(e)(f)	834,000	814,013
LCCM Trust 2021-FL2 A, 1M USD LIBOR + 1.200% — 5.884% 12/13/2038(e)(f)	390,000	377,679
LoanCore Issuer Ltd. 2021-CRE4 A, SOFR30A + 0.914% — 5.473% 7/15/2035(e)(f)	412,221	406,322
LoanCore Issuer Ltd. 2021-CRE5 A, 1M USD LIBOR + 1.300% — 5.984% 7/15/2036(e)(f)	363,000	358,450
MF1 Ltd. 2021-FL7 A, 1M USD LIBOR + 1.080% — 5.841% 10/16/2036(e)(f)	2,750,000	2,659,634
MF1 Ltd. 2020-FL4 A, 1M TSFR + 1.814% — 6.474% 11/15/2035(e)(f)	384,779	383,937
PFP Ltd. 2021-7 A, 1M USD LIBOR + 0.850% — 5.534% 4/14/2038(e)(f)	282,911	275,995
Progress Residential Trust 2021-SFR7 A — 1.692% 8/17/2040(f)	1,264,685	1,068,481
Progress Residential Trust 2021-SFR9 A — 2.013% 11/17/2040(f)	725,507	619,894
Progress Residential Trust 2021-SFR11 A — 2.283% 1/17/2039(f)	1,142,468	984,862
Progress Residential Trust 2021-SFR10 A — 2.393% 12/17/2040(f)	4,547,482	3,891,234
Ready Capital Mortgage Financing LLC 2021-FL5 A, 1M USD LIBOR + 1.000% — 5.845% 4/25/2038(e)(f)	633,717	619,152
Shelter Growth CRE Issuer Ltd. 2021-FL3 A, 1M USD LIBOR + 1.080% — 5.764% 9/15/2036(e)(f)	605,647	592,222
STWD Ltd. 2021-FL2 A, 1M USD LIBOR + 1.200% — 5.909% 4/18/2038(e)(f)	1,468,000	1,436,736
TRTX Issuer Ltd. 2022-FL5 A, SOFR30A + 1.650% — 6.208% 2/15/2039(e)(f)	2,356,000	2,288,685
VMC Finance LLC 2021-HT1 A, 1M USD LIBOR + 1.650% — 6.411% 1/18/2037(e)(f)	1,089,723	1,057,470

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Wells Fargo Commercial Mortgage Trust 2014-LC18 ASB — 3.244% 12/15/2047	$332,162	$324,241
		$53,387,624
TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $61,456,074)		$60,174,779

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.3%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.1%
Fannie Mae REMICS 2012-47 HA — 1.500% 5/25/2027	$76,771	$73,345
Fannie Mae REMICS 2013-35 QB — 1.750% 2/25/2043	259,856	253,876
Fannie Mae REMICS 2012-144 PD — 3.500% 4/25/2042	80,309	78,181
Federal Home Loan Mortgage 4220 EH — 2.500% 6/15/2028	56,987	55,311
Federal Home Loan Mortgage 4235 QE — 3.000% 8/15/2031	38,524	37,881
Federal Home Loan Mortgage 4162 P — 3.000% 2/15/2033	229,181	221,956
		$720,550
AGENCY POOL FIXED RATE — 0.0%
Fannie Mae Pool AL1576 — 4.000% 3/1/2027	$79,201	$78,120
Fannie Mae Pool FM1102 — 4.000% 3/1/2031	30,925	30,511
		$108,631
AGENCY STRIPPED — 0.0%
Fannie Mae Interest Strip 284 1 — 0.000% 7/25/2027(g)	$101,682	$92,232

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 6.2%
Cascade Funding Mortgage Trust 2021-HB6 A — 0.898% 6/25/2036(e)(f)	$571,834	$542,236
CFMT LLC 2021-HB5 A — 0.801% 2/25/2031(e)(f)	769,842	746,261
CFMT LLC 2020-HB4 A — 0.946% 12/26/2030(e)(f)	196,264	190,990
CFMT LLC 2021-HB7 A — 1.151% 10/27/2031(e)(f)	832,977	781,305
CFMT LLC 2021-HB7 M1 — 2.125% 10/27/2031(e)(f)	1,183,000	1,088,181
PRET LLC 2021-NPL6 A1 — 2.487% 7/25/2051(f)(h)	1,335,080	1,249,739
PRET LLC 2021-NPL5 A1 — 2.487% 10/25/2051(f)(h)	4,716,622	4,355,651
Pretium Mortgage Credit Partners I LLC 2021-NPL2 A1 — 1.992% 6/27/2060(f)(h)	1,659,738	1,514,906
Pretium Mortgage Credit Partners I LLC 2021-NPL4 A1 — 2.363% 10/27/2060(f)(h)	3,960,631	3,640,172
PRPM LLC 2021-2 A1 — 2.115% 3/25/2026(e)(f)	5,536,804	5,250,952
PRPM LLC 2021-9 A1 — 2.363% 10/25/2026(f)(h)	2,382,600	2,220,206
PRPM LLC 2021-10 A1 — 2.487% 10/25/2026(f)(h)	3,107,416	2,864,624
PRPM LLC 2021-11 A1 — 2.487% 11/25/2026(f)(h)	2,653,961	2,443,678
RCO VII Mortgage LLC 2021-2 A1 — 2.116% 9/25/2026(f)(h)	1,250,859	1,168,510
Towd Point Mortgage Trust 2020-4 A1 — 1.750% 10/25/2060(f)	823,458	705,157
Towd Point Mortgage Trust 2019-4 A1 — 2.900% 10/25/2059(e)(f)	5,528,960	5,032,425
Towd Point Mortgage Trust 2018-2 A1 — 3.250% 3/25/2058(e)(f)	435,169	411,989
Towd Point Mortgage Trust 2018-5 A1A — 3.250% 7/25/2058(e)(f)	44,930	42,675
Towd Point Mortgage Trust 2023-1 A1 — 3.750% 1/25/2063(f)	2,148,038	1,967,275
VCAT LLC 2021-NPL2 A1 — 2.115% 3/27/2051(f)(h)	1,850,421	1,746,177
VCAT LLC 2021-NPL1 A1 — 2.289% 12/26/2050(f)(h)	4,847,759	4,611,210
VOLT C LLC 2021-NPL9 A1 — 1.992% 5/25/2051(f)(h)	942,386	867,244
VOLT XCIV LLC 2021-NPL3 A1 — 2.240% 2/27/2051(f)(h)	4,663,073	4,445,146

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
VOLT XCV LLC 2021-NPL4 A1 — 2.240% 3/27/2051(f)(h)	$1,075,816	$1,011,884
		$48,898,593
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $52,892,735)		$49,820,006

ASSET-BACKED SECURITIES — 58.1%
AUTO — 13.2%
American Credit Acceptance Receivables Trust 2021-4 C — 1.320% 2/14/2028(f)	$1,827,000	$1,773,189
American Credit Acceptance Receivables Trust 2022-1 C — 2.120% 3/13/2028(f)	2,838,000	2,735,714
AmeriCredit Automobile Receivables Trust 2021-3 A3 — 0.760% 8/18/2026	1,153,000	1,107,609
AmeriCredit Automobile Receivables Trust 2020-2 C — 1.480% 2/18/2026	342,000	327,315
BMW Vehicle Lease Trust 2022-1 A4 — 1.230% 5/27/2025	1,810,000	1,736,338
CarMax Auto Owner Trust 2022-1 A3 — 1.470% 12/15/2026	3,713,000	3,534,808
CarMax Auto Owner Trust 2020-3 C — 1.690% 4/15/2026	61,000	57,934
CarMax Auto Owner Trust 2020-1 C — 2.340% 11/17/2025	1,940,000	1,868,350
CarMax Auto Owner Trust 2023-1 A4 — 4.650% 1/16/2029	904,000	905,048
Drive Auto Receivables Trust 2021-2 C — 0.870% 10/15/2027	2,324,000	2,242,623
Drive Auto Receivables Trust 2021-3 C — 1.470% 1/15/2027	3,814,000	3,640,918
DT Auto Owner Trust 2021-1A C — 0.840% 10/15/2026(f)	168,000	162,693
DT Auto Owner Trust 2021-3A C — 0.870% 5/17/2027(f)	800,000	761,210
DT Auto Owner Trust 2021-4A B — 1.020% 5/15/2026(f)	704,000	680,225
DT Auto Owner Trust 2021-2A C — 1.100% 2/16/2027(f)	4,000,000	3,838,028
DT Auto Owner Trust 2021-4A C — 1.500% 9/15/2027(f)	704,000	657,236
DT Auto Owner Trust 2022-1A C — 2.960% 11/15/2027(f)	1,212,000	1,155,521
Exeter Automobile Receivables Trust 2021-4A C — 1.460% 10/15/2027	2,169,000	2,065,114
Exeter Automobile Receivables Trust 2022-1A C — 2.560% 6/15/2028	3,168,000	3,011,779
Flagship Credit Auto Trust 2021-2 C — 1.270% 6/15/2027(f)	1,004,000	945,301
Flagship Credit Auto Trust 2021-4 B — 1.490% 2/15/2027(f)	456,000	426,022
Ford Credit Auto Lease Trust 2021-B B — 0.660% 1/15/2025	1,055,000	1,016,674
Ford Credit Auto Lease Trust 2021-B C — 0.900% 5/15/2026	1,044,000	1,003,105
Ford Credit Auto Owner Trust 2022-A A3 — 1.290% 6/15/2026	1,998,000	1,912,995
Ford Credit Auto Owner Trust 2023-A A4 — 4.560% 12/15/2028	1,343,000	1,343,315
GM Financial Automobile Leasing Trust 2022-1 A4 — 1.960% 2/20/2026	2,794,000	2,692,473
GM Financial Automobile Leasing Trust 2022-1 B — 2.230% 2/20/2026	793,000	756,599
GM Financial Automobile Leasing Trust 2022-1 C — 2.640% 2/20/2026	2,044,000	1,949,430
GM Financial Consumer Automobile Receivables Trust 2022-1 A3 — 1.260% 11/16/2026	2,070,000	1,967,086
GM Financial Consumer Automobile Receivables Trust 2020-3 C — 1.370% 1/16/2026	142,000	135,123
GM Financial Revolving Receivables Trust 2021-1 A — 1.170% 6/12/2034(f)	3,383,000	2,989,167
Honda Auto Receivables Owner Trust 2021-4 A3 — 0.880% 1/21/2026	2,354,000	2,246,959
Hyundai Auto Lease Securitization Trust 2021-B A4 — 0.380% 8/15/2025(f)	124,000	120,531
Hyundai Auto Lease Securitization Trust 2022-A A4 — 1.320% 12/15/2025(f)	2,128,000	2,044,479
Hyundai Auto Receivables Trust 2021-C A3 — 0.740% 5/15/2026	1,523,000	1,454,126
Mercedes-Benz Auto Receivables Trust 2023-1 A4 — 4.310% 4/16/2029	816,000	808,916
Prestige Auto Receivables Trust 2021-1A B — 1.190% 4/15/2026(f)	1,965,000	1,864,097
Prestige Auto Receivables Trust 2021-1A C — 1.530% 2/15/2028(f)	705,000	643,143
Santander Drive Auto Receivables Trust 2021-4 C — 1.260% 2/16/2027	3,197,000	3,060,829
Santander Drive Auto Receivables Trust 2022-1 B — 2.360% 8/17/2026	6,336,000	6,144,499

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Santander Drive Auto Receivables Trust 2022-1 C — 2.560% 4/17/2028	$2,116,000	$2,024,465
Santander Drive Auto Receivables Trust 2022-2 B — 3.440% 9/15/2027	3,700,000	3,574,542
Santander Retail Auto Lease Trust 2021-A C — 1.140% 3/20/2026(f)	114,000	108,313
Santander Retail Auto Lease Trust 2022-A A3 — 1.340% 7/21/2025(f)	2,084,000	1,993,801
Santander Retail Auto Lease Trust 2022-A A4 — 1.420% 1/20/2026(f)	1,118,000	1,060,098
Santander Retail Auto Lease Trust 2022-A B — 1.610% 1/20/2026(f)	612,000	576,666
Santander Retail Auto Lease Trust 2022-B B — 3.850% 3/22/2027(f)	1,680,000	1,636,451
Toyota Auto Loan Extended Note Trust 2022-1A A — 3.820% 4/25/2035(f)	5,017,000	4,868,133
Toyota Auto Receivables Owner Trust 2023-A A4 — 4.420% 8/15/2028	1,343,000	1,343,544
Volkswagen Auto Loan Enhanced Trust 2021-1 A3 — 1.020% 6/22/2026	2,858,000	2,733,484
Westlake Automobile Receivables Trust 2021-2A C — 0.890% 7/15/2026(f)	2,450,000	2,324,280
Westlake Automobile Receivables Trust 2021-1A C — 0.950% 3/16/2026(f)	1,738,000	1,676,410
Westlake Automobile Receivables Trust 2021-3A B — 1.290% 1/15/2027(f)	3,653,000	3,500,306
Westlake Automobile Receivables Trust 2021-3A C — 1.580% 1/15/2027(f)	3,647,000	3,419,260
Westlake Automobile Receivables Trust 2022-1A C — 3.110% 3/15/2027(f)	3,419,000	3,274,542
World Omni Auto Receivables Trust 2021-B B — 1.040% 6/15/2027	300,000	275,947
World Omni Auto Receivables Trust 2020-C C — 1.390% 5/17/2027	176,000	162,612
World Omni Auto Receivables Trust 2023-A A4 — 4.660% 5/15/2029	1,251,000	1,253,282
		$103,592,657
COLLATERALIZED LOAN OBLIGATION — 16.6%
ABPCI Direct Lending Fund CLO I LLC 2016-1A E2, 3M USD LIBOR + 8.730% — 13.538% 7/20/2033(e)(f)	$2,944,000	$2,718,743
ABPCI Direct Lending Fund CLO II LLC 2017-1A ER, 3M USD LIBOR + 7.600% — 12.408% 4/20/2032(e)(f)	3,062,000	2,739,526
ABPCI Direct Lending Fund CLO X LP 2020-10A A1A, 3M USD LIBOR + 1.950% — 6.758% 1/20/2032(e)(f)	678,000	668,866
ABPCI Direct Lending Fund CLO XI LP 2022-11A E, 3M TSFR + 9.700% — 13.756% 10/27/2034(e)(f)	2,000,000	1,902,488
ABPCI Direct Lending Fund IX LLC 2020-9A A1R, 3M USD LIBOR + 1.400% — 6.215% 11/18/2031(e)(f)	2,378,000	2,333,836
Barings Middle Market CLO Ltd. 2021-IA D, 3M USD LIBOR + 8.650% — 13.458% 7/20/2033(e)(f)	1,460,000	1,342,920
BlackRock Maroon Bells CLO XI LLC 2022-1A E, 3M TSFR + 9.500% — 14.158% 10/15/2034(e)(f)	5,540,000	5,296,351
Blackrock Mount Adams CLO IX LP 2021-9A A1, 3M USD LIBOR + 1.370% — 6.317% 9/22/2031(e)(f)	1,395,000	1,373,912
Brightwood Capital MM CLO Ltd. 2021-2A A, 3M USD LIBOR + 1.650% — 6.442% 11/15/2030(e)(f)	4,366,854	4,304,412
BTC Holdings Fund I LLC — 7.550% 1/28/2027(b)(d)	449,883	449,883
BTC Offshore Holdings Fund, 3M USD LIBOR + 2.650% — 7.450% 10/20/2029(b)(d)(e)	2,000,000	2,000,000
Cerberus Loan Funding XL LLC 2023-1A A, 3M TSFR + 2.400% — 7.189% 3/22/2035(e)(f)	901,000	898,639
Cerberus Loan Funding XXIX LP 2020-2A A, 3M USD LIBOR + 1.900% — 6.692% 10/15/2032(e)(f)	9,334,000	9,243,470
Cerberus Loan Funding XXVIII LP 2020-1A A, 3M USD LIBOR + 1.850% — 6.642% 10/15/2031(e)(f)	1,838,897	1,822,041

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Cerberus Loan Funding XXVIII LP 2020-1A D, 3M USD LIBOR + 5.300% — 10.092% 10/15/2031(e)(f)	$2,236,000	$2,162,216
Cerberus Loan Funding XXXI LP 2021-1A A, 3M USD LIBOR + 1.500% — 6.292% 4/15/2032(e)(f)	1,407,474	1,387,906
Cerberus Loan Funding XXXIX LP 2022-3A C, 3M TSFR + 5.250% — 9.881% 1/20/2033(e)(f)	3,600,000	3,599,665
Cerberus Loan Funding XXXVI LP 2021-6A A, 3M USD LIBOR + 1.400% — 6.192% 11/22/2033(e)(f)	1,117,026	1,110,856
Ellington CLO IV Ltd. 2019-4A AR, 3M USD LIBOR + 1.580% — 6.372% 4/15/2029(e)(f)	490,392	489,202
Fortress Credit Opportunities IX CLO Ltd. 2017-9A A1TR, 3M USD LIBOR + 1.550%, — 6.342% 10/15/2033(e)(f)	5,645,000	5,470,846
Fortress Credit Opportunities IX CLO Ltd. 2017-9A ER, 3M USD LIBOR + 8.060%, — 12.852% 10/15/2033(e)(f)	8,814,000	7,875,864
Fortress Credit Opportunities VI CLO Ltd. 2015-6A A2R, 3M USD LIBOR + 1.600% — 6.410% 7/10/2030(e)(f)	4,000,000	3,887,676
Fortress Credit Opportunities XI CLO Ltd. 2018-11A A1T, 3M USD LIBOR + 1.300% — 6.092% 4/15/2031(e)(f)	2,624,000	2,586,687
Fortress Credit Opportunities XVII CLO Ltd. 2022-17A A, 3M TSFR + 1.370% — 6.028% 1/15/2030(e)(f)	3,039,399	2,987,379
Golub Capital Partners CLO 36M Ltd. 2018-36A A, 3M USD LIBOR + 1.300% — 6.106% 2/5/2031(e)(f)	3,439,000	3,375,702
Golub Capital Partners CLO 38M Ltd. 2018-38A C, 3M USD LIBOR + 2.800% — 7.608% 7/20/2030(e)(f)	1,993,000	1,890,614
Golub Capital Partners CLO 42M Ltd. 2019-42A A2, 3M USD LIBOR + 2.000% — 6.808% 4/20/2031(e)(f)	3,006,000	2,921,303
Golub Capital Partners CLO 45M Ltd. 2019-45A B1, 3M USD LIBOR + 2.550% — 7.358% 10/20/2031(e)(f)	1,429,000	1,388,202
Ivy Hill Middle Market Credit Fund IX Ltd. 9A ERR, 3M TSFR + 8.220% — 12.874% 4/23/2034(e)(f)	6,250,000	5,547,781
Ivy Hill Middle Market Credit Fund XII Ltd. 12A DR, 3M USD LIBOR + 8.170% — 12.978% 7/20/2033(f)	1,086,000	960,507
Ivy Hill Middle Market Credit Fund XVIII Ltd. 18A E, 3M USD LIBOR + 7.750% — 12.565% 4/22/2033(e)(f)	3,766,000	3,305,829
Ivy Hill Middle Market Credit Fund XX Ltd. 20A E, 3M TSFR + 10.000% — 15.233% 4/15/2035(e)(f)	5,120,000	4,918,380
Lake Shore MM CLO III LLC 2019-2A A2R — 2.525% 10/17/2031(f)	575,000	525,702
Lake Shore MM CLO III LLC 2019-2A A1R, 3M USD LIBOR + 1.480% — 6.272% 10/17/2031(e)(f)	1,228,000	1,191,393
Lake Shore MM CLO IV Ltd. 2021-1A X, 3M USD LIBOR + 1.180% — 5.972% 10/15/2033(e)(f)	646,067	635,439
Madison Park Funding XIII Ltd. 2014-13A AR2, 3M USD LIBOR + 0.950% — 5.748% 4/19/2030(e)(f)	465,660	462,938
MCF CLO IX Ltd. 2019-1A A1R, 3M TSFR + 1.500% — 6.158% 7/17/2031(e)(f)	7,029,000	6,881,018
Owl Rock CLO III Ltd. 2020-3A A1L, 3M USD LIBOR + 1.800% — 6.608% 4/20/2032(e)(f)	800,000	787,972

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Owl Rock CLO VI Ltd. 2021-6A A, 3M USD LIBOR + 1.450% — 6.413% 6/21/2032(e)(f)	$3,634,000	$3,555,015
Parliament CLO II Ltd. 2021-2A A, 3M USD LIBOR + 1.350% — 6.265% 8/20/2032(e)(f)	1,747,297	1,705,070
Parliament CLO II Ltd. 2021-2A D, 3M USD LIBOR + 3.700% — 8.615% 8/20/2032(e)(f)	2,646,000	2,404,727
Parliament Funding II Ltd. 2020-1A AR, 3M USD LIBOR + 1.250% — 6.058% 10/20/2031(e)(f)	2,151,915	2,111,392
TCP Waterman CLO LLC 2017-1A ER, 3M USD LIBOR + 8.160% — 13.075% 8/20/2033(e)(f)	2,429,000	2,174,752
VCP CLO II Ltd. 2021-2A A1, 3M USD LIBOR + 1.670% — 6.462% 4/15/2031(e)(f)	6,216,000	6,142,030
VCP CLO II Ltd. 2021-2A E, 3M USD LIBOR + 8.410% — 13.202% 4/15/2031(e)(f)	4,460,000	4,142,105
Woodmont Trust 2019-6A A1R, 3M USD LIBOR + 1.480% — 6.272% 7/15/2031(e)(f)	2,657,000	2,614,018
Woodmont Trust 2019-6A A1R2, 3M USD LIBOR + 1.480% — 6.272% 7/15/2031(e)(f)	1,679,000	1,651,839
Zais CLO 7 Ltd. 2017-2A A, 3M USD LIBOR + 1.290% — 6.082% 4/15/2030(e)(f)	515,160	509,847
		$130,456,959
EQUIPMENT — 10.1%
ARI Fleet Lease Trust 2022-A A3 — 3.430% 1/15/2031(f)	$644,000	$621,199
Avis Budget Rental Car Funding AESOP LLC 2019-3A A — 2.360% 3/20/2026(f)	607,000	578,228
Avis Budget Rental Car Funding AESOP LLC 2023-1A A — 5.250% 4/20/2029(f)	1,059,000	1,065,483
Avis Budget Rental Car Funding AESOP LLC 2023-4A A — 5.490% 6/20/2029(b)(f)	3,527,000	3,523,777
Chesapeake Funding II LLC 2020-1A C — 2.140% 8/15/2032(f)	368,000	360,463
CNH Equipment Trust 2022-B A4 — 3.910% 3/15/2028	581,000	564,831
Coinstar Funding LLC 2017-1A A2 — 5.216% 4/25/2047(f)	2,509,878	1,948,118
Dell Equipment Finance Trust 2021-2 C — 0.940% 12/22/2026(f)	765,000	729,034
Dell Equipment Finance Trust 2022-1 A3 — 2.490% 8/23/2027(f)	7,144,000	6,965,314
Dell Equipment Finance Trust 2022-1 B — 2.720% 8/23/2027(f)	1,109,000	1,070,160
Dell Equipment Finance Trust 2022-1 C — 2.940% 8/23/2027(f)	1,139,000	1,098,150
Enterprise Fleet Financing LLC 2022-3 A3 — 4.290% 7/20/2029(f)	760,000	729,064
Enterprise Fleet Financing LLC 2021-3 A2 — 0.770% 8/20/2027(f)	1,972,395	1,889,643
Enterprise Fleet Financing LLC 2022-2 A3 — 4.790% 5/21/2029(f)	2,419,000	2,411,166
Enterprise Fleet Financing LLC 2023-1 A3 — 5.420% 10/22/2029(f)	2,522,000	2,584,165
Enterprise Fleet Financing LLC 2022-4 A3 — 5.650% 10/22/2029(f)	1,601,000	1,608,654
Ford Credit Floorplan Master Owner Trust 2020-1 B — 0.980% 9/15/2025	1,000,000	977,758
Ford Credit Floorplan Master Owner Trust A 2018-4 A — 4.060% 11/15/2030	6,413,000	6,200,701
GMF Floorplan Owner Revolving Trust 2020-2 B — 0.960% 10/15/2025(f)	6,890,000	6,691,994
GMF Floorplan Owner Revolving Trust 2019-2 A — 2.900% 4/15/2026(f)	1,953,000	1,905,066
Hertz Vehicle Financing III LP 2021-2A A — 1.680% 12/27/2027(f)	3,499,000	3,099,180
Hertz Vehicle Financing LLC 2022-2A A — 2.330% 6/26/2028(f)	3,489,000	3,095,515
Hertz Vehicle Financing LLC 2022-4A A — 3.730% 9/25/2026(f)	2,712,000	2,604,218
Hertz Vehicle Financing LLC 2022-5A A — 3.890% 9/25/2028(f)	6,142,000	5,923,972
HPEFS Equipment Trust 2022-1A A3 — 1.380% 5/21/2029(f)	3,943,000	3,814,483
HPEFS Equipment Trust 2022-1A B — 1.790% 5/21/2029(f)	1,619,000	1,537,425
HPEFS Equipment Trust 2022-1A C — 1.960% 5/21/2029(f)	1,076,000	1,009,349
HPEFS Equipment Trust 2022-2A B — 4.200% 9/20/2029(f)	718,000	694,974
HPEFS Equipment Trust 2022-2A C — 4.430% 9/20/2029(f)	416,000	402,284
John Deere Owner Trust 2023-A A4 — 5.010% 12/17/2029	1,372,000	1,397,794

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Kubota Credit Owner Trust 2023-1A A4 — 5.070% 2/15/2029(f)	$876,000	$876,821
NextGear Floorplan Master Owner Trust 2021-1A A — 0.850% 7/15/2026(f)	253,000	239,089
NextGear Floorplan Master Owner Trust 2022-1A A2 — 2.800% 3/15/2027(f)	4,685,000	4,483,599
Pawnee Equipment Receivables LLC 2021-1 A2 — 1.100% 7/15/2027(f)	694,513	668,380
Verizon Master Trust 2022-4 B — 3.640% 11/20/2028(h)	2,555,000	2,476,339
Verizon Master Trust 2022-4 C — 3.890% 11/20/2028(h)	663,000	642,305
Wheels SPV 2 LLC 2020-1A A3 — 0.620% 8/20/2029(f)	3,542,000	3,432,441
		$79,921,136
OTHER — 18.2%
ABPCI Direct Lending Fund ABS I Ltd. 2020-1A A — 3.199% 12/20/2030(f)	$1,284,000	$1,157,820
ABPCI Direct Lending Fund ABS I Ltd. 2020-1A B — 4.935% 12/20/2030(f)	3,273,000	2,902,012
ABPCI Direct Lending Fund ABS II LLC 2022-2A A1, 3M TSFR + 2.100% — 6.769% 3/1/2032(e)(f)	1,670,000	1,646,241
ABPCI Direct Lending Fund ABS II LLC 2022-2A C — 8.237% 3/1/2032(f)	6,978,000	5,368,336
American Tower Trust I — 5.490% 3/15/2028(f)	5,806,000	5,929,711
Brazos Securitization LLC — 5.014% 3/1/2034(f)	863,000	865,423
CARS-DB4 LP 2020-1A A1 — 2.690% 2/15/2050(f)	292,562	275,942
Cleco Securitization I LLC — 4.016% 3/1/2033	1,820,122	1,730,129
Cologix Data Centers US Issuer LLC 2021-1A A2 — 3.300% 12/26/2051(f)	4,273,000	3,764,170
Cologix Data Centers US Issuer LLC 2021-1A C — 5.990% 12/26/2051(f)	3,235,000	2,749,923
Conn's Receivables Funding LLC 2021-A B — 2.870% 5/15/2026(f)	1,368,969	1,345,609
DataBank Issuer 2021-1A A2 — 2.060% 2/27/2051(f)	1,400,000	1,262,919
DataBank Issuer 2021-1A C — 4.430% 2/27/2051(f)	1,500,000	1,300,049
Diamond Infrastructure Funding LLC 2021-1A C — 3.475% 4/15/2049(f)	512,000	408,245
Diamond Issuer 2021-1A C — 3.787% 11/20/2051(f)	1,718,000	1,383,549
Elm Trust 2020-4A A2 — 2.286% 10/20/2029(f)	322,949	303,680
Elm Trust 2020-3A A2 — 2.954% 8/20/2029(f)	5,487,451	5,108,054
Elm Trust 2020-4A B — 3.866% 10/20/2029(f)	975,353	882,822
Elm Trust 2020-3A B — 4.481% 8/20/2029(f)	870,626	773,824
FCI Funding LLC 2021-1A A — 1.130% 4/15/2033(f)	166,537	161,980
Golub Capital Partners ABS Funding Ltd. 2021-1A A2 — 2.773% 4/20/2029(f)	3,868,000	3,571,891
Golub Capital Partners ABS Funding Ltd. 2021-2A A — 2.944% 10/19/2029(f)	4,896,000	4,284,119
Golub Capital Partners ABS Funding Ltd. 2020-1A A2 — 3.208% 1/22/2029(f)	2,267,000	2,099,063
Golub Capital Partners ABS Funding Ltd. 2021-1A B — 3.816% 4/20/2029(f)	1,924,000	1,710,474
Golub Capital Partners ABS Funding Ltd. 2021-2A B — 3.994% 10/19/2029(f)	5,697,000	4,847,352
Golub Capital Partners ABS Funding Ltd. 2020-1A B — 4.496% 1/22/2029(f)	1,404,000	1,317,262
Gracie Point International Funding 2021-1A A, 1M USD LIBOR + 0.750% — 5.412% 11/1/2023(e)(f)	1,662,549	1,660,995
Hotwire Funding LLC 2021-1 C — 4.459% 11/20/2051(f)	1,250,000	1,076,124
Kansas Gas Service Securitization I LLC — 5.486% 8/1/2034	2,470,000	2,492,838
Legal Fee Funding LLC 2006-1A A — 8.000% 7/20/2036(b)(f)	63,507	63,507
MetroNet Infrastructure Issuer LLC 2022-1A A2 — 6.350% 10/20/2052(f)	3,800,000	3,699,113
Monroe Capital ABS Funding Ltd. 2021-1A A2 — 2.815% 4/22/2031(f)	2,912,000	2,712,636
Monroe Capital ABS Funding Ltd. 2021-1A B — 3.908% 4/22/2031(f)	907,000	840,904
Monroe Capital Income Plus ABS Funding LLC 2022-1A A — 4.050% 4/30/2032(f)	3,700,000	3,348,716
NRZ Advance Receivables Trust 2020-T2 AT2 — 1.475% 9/15/2053(f)	2,720,000	2,650,161
Oklahoma Development Finance Authority — 3.877% 5/1/2037	2,095,000	2,040,169

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Oklahoma Development Finance Authority — 4.135% 12/1/2033	$2,335,000	$2,288,622
Oklahoma Development Finance Authority — 4.285% 2/1/2034	854,273	848,259
Oportun Funding XIV LLC 2021-A A — 1.210% 3/8/2028(f)	532,000	504,971
Oportun Issuance Trust 2021-B A — 1.470% 5/8/2031(f)	1,020,000	959,462
Oportun Issuance Trust 2021-C A — 2.180% 10/8/2031(f)	4,976,000	4,460,316
Owl Rock Technology Financing LLC 2020-1A A, 3M USD LIBOR + 2.950% — 7.029% 1/15/2031(e)(f)	3,099,000	3,065,041
PFS Financing Corp. 2022-D A — 4.270% 8/15/2027(f)	5,205,000	5,124,717
PFS Financing Corp. 2021-A A — 0.710% 4/15/2026(f)	2,543,000	2,454,894
PFS Financing Corp. 2021-B A — 0.770% 8/15/2026(f)	1,925,000	1,808,719
PFS Financing Corp. 2021-A B — 0.960% 4/15/2026(f)	310,000	294,463
PFS Financing Corp. 2020-G A — 0.970% 2/15/2026(f)	3,998,000	3,851,939
PFS Financing Corp. 2021-B B — 1.090% 8/15/2026(f)	713,000	657,511
PFS Financing Corp. 2020-E B — 1.570% 10/15/2025(f)	4,503,000	4,367,554
PFS Financing Corp. 2020-G B — 1.570% 2/15/2026(f)	197,000	188,951
PFS Financing Corp. 2022-A A — 2.470% 2/15/2027(f)	6,716,000	6,500,950
PFS Financing Corp. 2022-A B — 2.770% 2/15/2027(f)	1,380,000	1,301,802
PFS Financing Corp. 2022-C A — 3.890% 5/15/2027(f)	5,700,000	5,626,116
PFS Financing Corp. 2022-C B — 4.390% 5/15/2027(f)	879,000	833,557
PG&E Recovery Funding LLC — 5.045% 7/15/2034	2,244,000	2,252,458
PG&E Wildfire Recovery Funding LLC — 4.022% 6/1/2033	4,140,000	4,029,551
SBA Tower Trust — 1.631% 5/15/2051(f)	426,000	367,749
SBA Tower Trust — 2.328% 7/15/2052(f)	1,334,000	1,188,110
SBA Tower Trust — 6.599% 1/15/2028(f)	1,049,000	1,109,379
SpringCastle America Funding LLC 2020-AA A — 1.970% 9/25/2037(f)	1,269,448	1,173,772
Texas Natural Gas Securitization Finance Corp. — 5.102% 4/1/2035	794,000	814,859
TVEST LLC 2020-A A — 4.500% 7/15/2032(f)	113,073	112,268
Vantage Data Centers Issuer LLC 2020-1A A2 — 1.645% 9/15/2045(f)	1,344,000	1,209,978
VCP RRL ABS I Ltd. 2021-1A A — 2.152% 10/20/2031(f)	1,794,739	1,652,366
VCP RRL ABS I Ltd. 2021-1A B — 2.848% 10/20/2031(f)	2,830,947	2,561,460
VCP RRL ABS I Ltd. 2021-1A C — 5.425% 10/20/2031(f)	4,394,779	3,973,689
		$143,319,245
TOTAL ASSET-BACKED SECURITIES (Cost $477,162,341)		$457,289,997

CORPORATE BONDS & NOTES — 8.5%
COMMUNICATIONS — 1.4%
Amazon.com, Inc. — 1.650% 5/12/2028	$1,834,000	$1,621,531
CCO Holdings LLC/CCO Holdings Capital Corp. — 6.375% 9/1/2029(f)	2,633,000	2,514,515
Consolidated Communications, Inc. — 6.500% 10/1/2028(f)	1,119,000	813,009
DISH Network Corp. — 11.750% 11/15/2027(f)	2,000,000	1,917,500
Frontier Communications Holdings LLC — 5.875% 10/15/2027(f)	3,066,000	2,794,812
Frontier Communications Holdings LLC — 6.000% 1/15/2030(f)	1,636,000	1,239,941
		$10,901,308
CONSUMER, CYCLICAL — 1.1%
Air Canada Pass-Through Trust 2017-1AA AA — 3.300% 7/15/2031(f)	$1,934,005	$1,674,228

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Air Canada Pass-Through Trust 2020-1C — 10.500% 7/15/2026(f)	$1,030,000	$1,095,493
Aramark Services, Inc. — 6.375% 5/1/2025(f)	2,460,000	2,470,233
CD&R Smokey Buyer, Inc. — 6.750% 7/15/2025(f)	3,866,000	3,315,095
Royal Caribbean Cruises Ltd. — 11.500% 6/1/2025(f)	354,000	377,467
		$8,932,516
CONSUMER, NON-CYCLICAL — 0.9%
Cimpress PLC — 7.000% 6/15/2026	$8,557,000	$6,965,826

FINANCIAL — 4.5%
Ares Capital Corp., 1M USD LIBOR + 1.850% — 2.875% 6/15/2028	$4,700,000	$3,871,757
Blackstone Private Credit Fund, 3M USD LIBOR + 8.650% — 4.000% 1/15/2029	4,500,000	3,778,426
Golub Capital BDC, Inc. — 3.375% 4/15/2024	1,487,000	1,428,977
Midcap Financial Issuer Trust — 6.500% 5/1/2028(f)	10,563,000	8,952,143
OWL Rock Core Income Corp. — 4.700% 2/8/2027	5,384,000	4,870,640
OWL Rock Core Income Corp. — 5.500% 3/21/2025	7,439,000	7,241,650
OWL Rock Core Income Corp. — 7.750% 9/16/2027(f)	5,122,000	5,015,990
		$35,159,583
TECHNOLOGY — 0.6%
Hlend Senior Notes — 8.170% 3/15/2028(b)(c)(d)	$5,000,000	$5,000,000
TOTAL CORPORATE BONDS & NOTES (Cost $70,581,410)		$66,959,233

CORPORATE BANK DEBT — 4.9%
ABG Intermediate Holdings 2 LLC, 1M USD LIBOR + 3.250% — 10.718% 12/20/2029(d)(e)(i)	$2,434,000	$2,239,280
Asurion LLC, 1M USD LIBOR + 3.000% — 7.840% 11/3/2024(d)(e)(i)	3,537,715	3,528,870
Axiom Global, Inc., 1M USD LIBOR + 5.500% — 9.459% 10/1/2026(d)(e)(i)	3,063,504	2,933,305
Azalea Topco, Inc., 1M USD LIBOR + 3.750% — 8.411% 7/24/2026(d)(e)(i)	1,945,350	1,818,902
Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan, 1M SOFR + 4.750% — 9.657% 11/12/2027(d)(e)(i)(j)(k)	90,639	85,994
Capstone Acquisition Holdings, Inc. 2020 Term Loan, 1M SOFR + 4.750% — 9.657% 11/12/2027(d)(e)(i)	1,780,070	1,708,867
Cimpress Public Ltd., 1M USD LIBOR + 3.500% — 8.340% 5/17/2028(d)(e)(i)	1,197,668	1,137,784
Emerald Topco, Inc., 1M SOFR + 3.500% — 8.468% 7/24/2026(d)(e)(i)	2,066,051	1,926,592
Farfetch U.S. Holdings, Inc., 3M SOFR + 6.250% — 10.889% 10/20/2027(d)(e)(i)	3,990,000	3,675,987
Frontier Communications Corp., 3M USD LIBOR + 3.750% — 8.625% 5/1/2028(d)(e)(i)	1,104,460	1,046,476
GHX Ultimate Parent Corp., 3M USD LIBOR + 3.250% — 8.090% 6/28/2024(d)(e)(i)	3,989,834	3,939,962
Heartland Dental LLC, 1M USD LIBOR + 3.750% — 8.840% 4/30/2025(d)(e)(i)	3,996,725	3,753,605
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 5.250% 6/23/2023(d)(e)(i)	480,181	48
Lealand Finance Company B.V. Super Senior Exit LC — 5.250% 6/30/2024(d)(i)(j)(k)	640,000	(124,800)
Packers Holdings LLC, 1M USD LIBOR + 3.250% — 8.093% 3/9/2028(d)(e)(i)	2,650,466	2,390,058
PetVet Care Centers LLC, 1M USD LIBOR + 3.500% — 8.340% 2/14/2025(d)(e)(i)	2,628,599	2,533,312
Polaris Newco, LLC Term Loan B, 3M USD LIBOR + 4.000% — 9.159% 6/2/2028(d)(e)(i)	2,663,675	2,419,949
WH Borrower LLC, Term Loan B, 3M USD LIBOR + 5.500% — 10.158% 2/15/2027(d)(e)(i)	2,811,753	2,727,400

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Windstream Services LLC, 1M SOFR + 6.250% — 11.157% 9/21/2027(d)(e)(i)	$826,359	$730,642
TOTAL CORPORATE BANK DEBT (Cost $40,051,500)		$38,472,233

CONVERTIBLE BONDS — 0.6%
Opendoor Technologies, Inc. — 0.250% 8/15/2026(f)	$4,000,000	$2,008,838
Upwork, Inc. — 0.250% 8/15/2026	3,400,000	2,663,550
TOTAL CONVERTIBLE BONDS (Cost $5,116,648)		$4,672,388

U.S. TREASURIES — 10.9%
U.S. Treasury Bills — 3.653% 4/6/2023(g)	$59,689,000	$59,666,020
U.S. Treasury Notes — 3.500% 1/31/2028	25,975,000	25,842,826
TOTAL U.S. TREASURIES (Cost $85,460,500)		$85,508,846
TOTAL BONDS & DEBENTURES — 96.9% (Cost $792,721,208)		$762,897,482
TOTAL INVESTMENT SECURITIES — 97.1% (Cost $794,649,624)		$764,577,657

SHORT-TERM INVESTMENTS — 3.0%
State Street Bank Repurchase Agreement — 1.440% 4/3/2023
(Dated 03/31/2023, repurchase price of $23,447,813, collateralized by $24,020,000 principal amount U.S. Treasury Notes — 3.875% 2025, fair value $23,913,976)(l)	$23,445,000	$23,445,000
TOTAL SHORT-TERM INVESTMENTS (Cost $23,445,000)		$23,445,000

TOTAL INVESTMENTS — 100.1% (Cost $818,094,624)		$788,022,657
Other Assets and Liabilities, net — (0.1)%		(967,862)
NET ASSETS — 100.0%		$787,054,795

(a)	Non-income producing security.
(b)	Investments categorized as a significant unobservable input (Level 3) (See Note 1 of the Notes to Financial Statements).
(c)	These securities have been valued in good faith under policies adopted by authority of the Board of Trustees in accordance with the Fund's fair value procedures. These securities constituted 0.77% of total net assets at March 31, 2023.
(d)	Restricted securities. These restricted securities constituted 6.05% of total net assets at March 31, 2023, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Trustees.
(e)	Variable/Floating Rate Security — The rate shown is based on the latest available information as of March 31, 2023. For Corporate Bank Debt, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(g)	Zero coupon bond. Coupon amount represents effective yield to maturity.
(h)	Step Coupon - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2023.
(i)	For corporate bank debt, the rate shown may represent a weighted average interest rate.
(j)	All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.
(k)	As of March 31, 2023 the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied.
(l)	Security pledged as collateral.

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments – RESTRICTED SECURITIES

March 31, 2023

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holdings 2 LLC 1M USD LIBOR + 3.250% — 10.718% 12/20/2029	01/05/2023	$2,250,345	$2,239,280	0.28%
Asurion LLC 1M USD LIBOR + 3.000% — 7.840% 11/3/2024	03/08/2022, 06/16/2022	3,511,171	3,528,870	0.45%
Axiom Global, Inc. 1M USD LIBOR + 5.500% — 9.459% 10/1/2026	11/18/2021, 11/19/2021	3,040,734	2,933,305	0.37%
Azalea Topco, Inc. 1M USD LIBOR + 3.750% — 8.411% 7/24/2026	02/17/2022, 06/23/2022	1,896,915	1,818,902	0.23%
BTC Holdings Fund I LLC — 7.550% 1/28/2027	09/01/2021	449,883	449,883	0.06%
BTC Offshore Holdings Fund 3M USD LIBOR + 2.650% — 7.450% 10/20/2029	01/20/2022	2,000,000	2,000,000	0.25%
Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan 1M SOFR + 4.750% — 9.657% 11/12/2027	04/30/2021	90,339	85,994	0.01%
Capstone Acquisition Holdings, Inc. 2020 Term Loan 1M SOFR + 4.750% — 9.657% 11/12/2027	04/30/2021	1,769,709	1,708,867	0.22%
Cimpress Public Ltd. 1M USD LIBOR + 3.500% — 8.340% 5/17/2028	03/08/2022, 05/16/2022, 06/16/2022, 09/15/2022, 10/21/2022	1,188,864	1,137,784	0.15%
Copper Earn Out Trust	12/07/2020	—	33,163	0.00%
Copper Property CTL Pass Through Trust	01/17/2019, 02/08/2019, 03/11/2019, 06/08/2020, 07/10/2020	939,850	649,572	0.08%
Emerald Topco, Inc. 1M SOFR + 3.500% — 8.468% 7/24/2026	09/20/2021, 12/02/2021	2,056,131	1,926,592	0.25%
Farfetch U.S. Holdings, Inc. 3M SOFR + 6.250% — 10.889% 10/20/2027	09/27/2022, 09/28/2022	3,753,672	3,675,987	0.47%
Frontier Communications Corp. 3M USD LIBOR + 3.750% — 8.625% 5/1/2028	04/09/2021	1,096,320	1,046,476	0.13%
GHX Ultimate Parent Corp. 3M USD LIBOR + 3.250% — 8.090% 6/28/2024	12/02/2021, 02/24/2022, 07/05/2022	3,970,511	3,939,962	0.50%
Heartland Dental LLC 1M USD LIBOR + 3.750% — 8.840% 4/30/2025	02/23/2022, 06/23/2022	3,968,076	3,753,605	0.48%
Hlend Senior Notes — 8.170% 3/15/2028	02/16/2023	5,000,000	5,000,000	0.64%
JC Penney Corp., Inc. 3M USD LIBOR + 4.250% — 5.250% 6/23/2023	02/03/2021	—	48	0.00%
Lealand Finance Company B.V. Super Senior Exit LC — 5.250% 6/30/2024	02/28/2020	(1,884)	(124,800)	(0.02)%
PHI Group, Inc., Restricted	08/19/2019	615,785	941,150	0.12%
Packers Holdings LLC 1M USD LIBOR + 3.250% — 8.093% 3/9/2028	02/23/2022, 06/13/2022	2,625,199	2,390,058	0.30%
PetVet Care Centers LLC 1M USD LIBOR + 3.500% — 8.340% 2/14/2025	02/23/2022, 06/13/2022	2,618,008	2,533,312	0.32%
Polaris Newco, LLC Term Loan B 3M USD LIBOR + 4.000% — 9.159% 6/2/2028	02/23/2022, 06/16/2022	2,645,481	2,419,949	0.31%
WH Borrower LLC, Term Loan B 3M USD LIBOR + 5.500% — 10.158% 2/15/2027	02/09/2022	2,766,739	2,727,400	0.35%
Windstream Holdings, Inc. 9/21/2055	11/16/2020	372,781	56,290	0.01%

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments – RESTRICTED SECURITIES (Continued)

March 31, 2023

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
Windstream Services LLC 1M SOFR + 6.250% — 11.157% 9/21/2027	08/11/2020	$805,170	$730,642	0.09%
TOTAL RESTRICTED SECURITIES		$49,429,799	$47,602,291	6.05%

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments

March 31, 2023

(Unaudited)

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.

If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of March 31, 2023:

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Energy	—	—	$941,150	$941,150
Retailing	—	$649,572	33,163	682,735
Warrants
Midstream - Oil & Gas	—	—	56,290	56,290
Commercial Mortgage-Backed Securities
Agency	—	5,787,346	—	5,787,346
Agency Stripped	—	999,809	—	999,809
Non-Agency	—	53,387,624	—	53,387,624
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	720,550	—	720,550
Agency Pool Fixed Rate	—	108,631	—	108,631
Agency Stripped	—	92,232	—	92,232
Non-Agency Collateralized Mortgage Obligation	—	48,898,593	—	48,898,593
Asset-Backed Securities
Auto	—	103,592,657	—	103,592,657
Collateralized Loan Obligation	—	128,007,076	2,449,883	130,456,959
Equipment	—	76,397,359	3,523,777	79,921,136
Other	—	143,255,738	63,507	143,319,245
Corporate Bonds & Notes	—	61,959,233	5,000,000	66,959,233
Corporate Bank Debt	—	38,472,233	—	38,472,233
Convertible Bonds	—	4,672,388	—	4,672,388
U.S. Treasuries	—	85,508,846	—	85,508,846
Short-Term Investments	—	23,445,000	—	23,445,000
	—	$775,954,887	$12,067,770	$788,022,657

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2023:

Investments	Beginning Value at December 31, 2022	Net Realized and Unrealized Gains (Losses)	Purchases	(Sales)	Gross Transfers In/(Out)	Ending Value at March 31, 2023	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at March 31, 2023
Common Stocks	$1,743,850	$(119,965)	—	—	$(649,572)	$974,313	$5,852
Warrants Midstream – Oil & Gas	112,580	(56,290)	—	—	—	56,290	(56,290)
Asset-Backed Securities Collateralized Loan Obligation	2,542,479	—	—	$(92,596)	—	2,449,883	—
Asset-Backed Securities Equipment	—	(1,721)	$3,525,498	—	—	3,523,777	(1,721)
Asset-Backed Securities Other	104,836	—	—	(41,329)	—	63,507	195
Corporate Bonds & Notes	—	—	5,000,000	—	—	5,000,000	—
	$4,503,745	$(177,976)	$8,525,498	$(133,925)	$(649,572)	$12,067,770	$(51,964)

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were transfers of $649,572 out of Level 3 into Level 2. Transfers out of Level 3 were due to change in valuation technique from recent trade activity to vendor priced.

The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of March 31, 2023:

Financial Assets	Fair Value at March 31, 2023	Valuation Technique(s)	Unobservable Inputs	Price/Range	Weighted Average Price
Common Stocks	$33,163	Pricing Model (a)	Quotes/Prices	$4.25	$4.25

	$941,150	Pricing Model (b)	Last Reported Trade	$12.50	$12.50

Warrants	$56,290	Pricing Model (a)	Quotes/Prices	$5.00	$5.00

Asset-Backed Securities - Equipment	$3,523,777	Third-Party Broker Quote (c)	Quotes/Prices	$99.96	$99.96

Asset-Backed Securities Collateralized Loan Obligation	$2,449,883	Third-Party Broker Quote (c)	Quotes/Prices	$100.00	$100.00

Asset-Backed Securities - Other	$63,507	Pricing Model (c)	Quotes/Prices	$100.00	$100.00

Corporate Bonds & Notes	$5,000,000	Pricing Model (d)	Cost	$100.00	$100.00

(a)  The Pricing Model technique for Level 3 securities involves recently quoted funding prices of the security.

(b)  The Pricing Model technique for Level 3 securities involves the last reported trade in the security.

(c)  The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

(d)  The fair value of the investment is based on the initial purchase price or more recent capital activity. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of the investment could be lower.

The following represents the impact on fair value measurements to changes in unobservable inputs:

	Increase in Inputs Impact on	Decrease in Inputs Impact on
Unobservable Inputs (a)	Valuation	Valuation
Discounted External Valuation	Decrease	Increase

(a) Unobservable Inputs from Quotes/Prices and Last Executed Trade were not included because the Fund does not develop the quantitative inputs and they are not readily available.